Comparison of Fair Values and Carrying Values of Financial Instruments (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)		Mar. 31, 2014 INR		Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR		Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2014 Estimated Fair Value USD ($)		Mar. 31, 2014 Estimated Fair Value INR		Mar. 31, 2013 Estimated Fair Value INR		Mar. 31, 2014 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) INR	Mar. 31, 2014 Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) Estimated Fair Value INR		Mar. 31, 2014 Fair Value Measurements Using Significant other observable inputs (Level 2) INR	Mar. 31, 2014 Fair Value Measurements Using Significant other observable inputs (Level 2) Estimated Fair Value INR		Mar. 31, 2014 Fair Value Measurements Using Significant unobservable inputs (Level 3) INR	Mar. 31, 2014 Fair Value Measurements Using Significant unobservable inputs (Level 3) Estimated Fair Value INR
Financial Assets:
Cash and cash equivalents	$ 6,180.6		370,835.2		$ 3,645.7	218,740.2		188,043.0	288,902.1
Term placements	2,941.4		176,481.7			199,265.7
Investments held for trading	1,084.6		65,077.9			87,383.5										25.9			65,052.0			0
Investments available for sale	15,135.5	[1]	908,128.9	[1]		1,017,441.4	[1]			15,135.5	[1]	908,128.9	[1]	1,017,441.4	[1]		341.1	[1]		907,787.8	[1]		0	[1]
Securities purchased under agreements to resell	955.4		57,322.6			67,000.0
Loans	53,094.1		3,185,648.1			2,504,551.6
Accrued interest receivable	673.1		40,388.5			34,370.9
Other assets	3,100.6		186,036.9			112,498.9
Financial Liabilities:
Interest-bearing deposits	50,952.6		3,057,154.5			2,438,262.0
Non-interest-bearing deposits	10,214.1		612,845.6			522,271.9
Securities sold under repurchase agreements	0		0			205,000.0
Short-term borrowings	2,512.9		150,775.5			145,617.2
Accrued interest payable	462.2		27,734.7			58,135.2
Long-term debt	6,586.8		395,208.6			295,219.7
Accrued expenses and other liabilities	4,918.6		295,116.6			195,190.5
Financial Assets:
Cash and cash equivalents	6,180.6		370,835.2			218,740.2										370,835.2			0			0
Term placements	2,939.1		176,346.4			199,032.6										0			176,346.4			0
Investments held for trading	1,084.6		65,077.9			87,383.5										25.9			65,052.0			0
Investments available for sale	15,135.5	[1]	908,128.9	[1]		1,017,441.4	[1]			15,135.5	[1]	908,128.9	[1]	1,017,441.4	[1]		341.1	[1]		907,787.8	[1]		0	[1]
Securities purchased under agreements to resell	955.4		57,322.6			67,000.0										0			57,322.6			0
Loans	53,677.2		3,220,631.0			2,532,896.5										0			3,220,631.0			0
Accrued interest receivable	673.1		40,388.5			34,370.9										0			40,388.5			0
Other assets	3,079.6		184,774.8			111,408.6										0			184,774.8			0
Financial Liabilities:
Interest-bearing deposits	50,660.9		3,039,651.4			2,433,527.9										0			3,039,651.4			0
Non-interest-bearing deposits	10,214.1		612,845.6			522,271.9										0			612,845.6			0
Securities sold under repurchase agreements	0		0			205,000.0										0			0			0
Short-term borrowings	2,517.7		151,062.9			145,491.0										0			151,062.9			0
Accrued interest payable	462.2		27,734.7			58,135.2										0			27,734.7			0
Long-term debt	6,666.6		399,998.8			305,170.5										0			399,998.8			0
Accrued expenses and other liabilities	$ 4,918.6		295,116.6			195,190.5										0			295,116.6			0

[1]	excluding investments carried at cost Rs. 695.4 million (US$ 11.6 million) (previous year Rs. 630.1 million)